Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Supplementary Financial Information [Abstract]
Operating revenues (Note 4)		$ 995	$ 1,095	$ 1,021	$ 990	$ 991	$ 1,068	$ 964	$ 935
Operating income	$ 253	206	293	244	202	190	252	202	164	$ 469	$ 446	$ 945	$ 808	$ 795
Net income	$ 139	$ 119	$ 194	$ 143	$ 89	$ 77	$ 157	$ 112	$ 73	$ 255	$ 232	$ 545	$ 419	$ 431

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.